ADDITIONAL FINANCIAL INFORMATION - Licensing Transactions (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Feb. 01, 2013	Nov. 30, 2011	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Other Expense, Net
Equity losses of equity investees			$ 6,694	$ 2,583	$ 1,179
Foreign currency transaction (losses) gains			$ 4,300	$ 1,600	$ 1,100
Trademark rights for LIZ CLAIBORNE family brands and MONET brand
Licensing-Related Transactions
Advance received for agreement to develop exclusive brands for JCPenney		$ 20,000
Advance refunded on termination of agreement to develop exclusive brands for JCPenney	$ 20,000